John Hancock Financial Services

U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 663-4324

Fax: (617) 663-2197

E-Mail: aouellette@jhancock.com

Name  : Alfred P. Ouellette

Title:	Assistant Vice President and
Senior Counsel

August 1, 2007

EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	John Hancock Current Interest– (the “Trust”)

John Hancock Money Market Funds Prospectus and

Statements of Additional Information:

--John Hancock Money Market Fund and

  --John Hancock U.S. Government Cash Reserve Fund (the “Funds”)

File No. 811-2485 and 2-50931

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statements of Additional Information dated August 1, 2007 for the above-captioned registrants that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette

Alfred P. Ouellette

Assistant Secretary